FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Summary of financial liabilities

	December 31, 2025
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Notes	$5,892.0	$5,945.9	$—	$5,945.9	$—
4.375% Bonds	287.8	291.2	—	291.2	—

	December 31, 2024
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Notes	$7,983.4	$7,828.2	$—	$7,828.2	$—
4.375% Bonds	302.2	301.9	—	301.9	—

Schedule of breakdown of trade receivables aging

	December 31, 2025	December 31, 2024
0-60 days	$663.6	$846.8
61-90 days	49.1	111.3
91+ days	61.2	136.4
	$773.9	$1,094.5

Schedule of currency swaps

	Notional			Fixed Foreign
	Amount	Fixed/Variable	Fixed/Variable Interest	Exchange
Underlying Items	($US)	Interest Rate Paid	Rate Received	Rate Paid	Effective Date	Expiration
8.500% 2027 Notes	48.0	8.399%	8.500%	1.3355	April 23, 2019	May 1, 2027
8.500% 2027 Notes	300.0	8.419%	8.500%	1.3355	April 23, 2019	May 1, 2027
8.500% 2027 Notes	348.0	8.500%	8.828%	1.2026	June 8, 2021	May 1, 2027
4.000% 2028 Notes	500.0	4.524%	4.000%	1.3112	November 23, 2020	August 1, 2028
6.625% 2032 Notes	500.0	6.101%	6.625%	1.3652	June 17, 2024	April 1, 2032